Capital Assets (Capitalized Interest) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Capitalized Interest, Capital Assets	$ 1,240	$ 391